Compensation of key management personnel (Detail) (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Compensation and Employee Benefit Plans [Abstract]
Management salaries and director's fees	928,000	625,000
Management bonus payments	170,000	86,000
Other management benefits	10,000	7,000
Share based compensation	738,000	541,000
Salaries, wages and officers compensation	1,846,000	1,259,000